Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TIAA-CREF Funds
Entity Central Index Key	0001084380
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000014636 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Inflation Linked Bond Fund
Class Name	Class R6 Shares
Trading Symbol	TIILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Inflation Linked Bond Fund for the period of April 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last 9 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$26	0.25%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

•  The Nuveen Inflation Linked Bond Fund returned 2.87% for Class R6 Shares at net asset value (NAV) for the abbreviated nine-month reporting period ended December 31, 2024. The Fund performed in line with the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index, which returned 2.82%.

•  Top contributors to relative performance

»   Security selection within U.S. Treasuries.

»   Out‑of‑benchmark exposures to mortgage-backed securities and government agency securities.

»   Yield curve positioning.

•  Top detractors from relative performance

»   A small allocation to cash.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	9‑Month	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	2.87%	3.28%	2.62%	2.28%

Bloomberg U.S. Aggregate Bond Index	2.04%	1.25%	(0.33)%	1.35%

Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index	2.82%	3.09%	2.69%	2.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,916,600,424
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 5,274,605
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$2,916,600,424

Total number of portfolio holdings	53

Portfolio turnover (%)	30%

Total management fees paid for the year	$5,274,605

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Inflation-Linked Bond Fund to Nuveen Inflation Linked Bond Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio Manager Updates: Effective August 1, 2024, Nicholas Travaglino is no longer a portfolio manager of the Fund.
•
Change in fiscal and tax year end: Effective April 1, 2024, the Fund’s fiscal and tax year ends changed from March 31 to December 31. The Fund continued to follow its March 31 regulatory reporting schedule through September 30, 2024, after which it prepared this annual report for the 9‑month period ended December 31, 2024.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Inflation-Linked Bond Fund to Nuveen Inflation Linked Bond Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014637 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Inflation Linked Bond Fund
Class Name	Class A Shares
Trading Symbol	TCILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Inflation Linked Bond Fund for the period of April 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last 9 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$56	0.55%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

•  The Nuveen Inflation Linked Bond Fund returned 2.63% for Class A Shares at net asset value (NAV) for the abbreviated nine-month reporting period ended December 31, 2024. The Fund performed in line with the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index, which returned 2.82%.

•  Top contributors to relative performance

»   Security selection within U.S. Treasuries.

»   Out-of-benchmark exposures to mortgage-backed securities and government agency securities.

»   Yield curve positioning.

•  Top detractors from relative performance

»   A small allocation to cash.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	9‑Month	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	2.63%	2.88%	2.31%	1.95%

Class A at maximum sales charge (Offering Price)	(1.21)%	(0.98)%	1.53%	1.56%

Bloomberg U.S. Aggregate Bond Index	2.04%	1.25%	(0.33)%	1.35%

Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index	2.82%	3.09%	2.69%	2.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,916,600,424
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 5,274,605
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$2,916,600,424

Total number of portfolio holdings	53

Portfolio turnover (%)	30%

Total management fees paid for the year	$5,274,605

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Inflation-Linked Bond Fund to Nuveen Inflation Linked Bond Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio Manager Updates: Effective August 1, 2024, Nicholas Travaglino is no longer a portfolio manager of the Fund.
•
Change in fiscal and tax year end: Effective April 1, 2024, the Fund’s fiscal and tax year ends changed from March 31 to December 31. The Fund continued to follow its March 31 regulatory reporting schedule through September 30, 2024, after which it prepared this annual report for the 9‑month period ended December 31, 2024.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.
•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Inflation-Linked Bond Fund to Nuveen Inflation Linked Bond Fund.
•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000033993 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Inflation Linked Bond Fund
Class Name	Retirement Class Shares
Trading Symbol	TIKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Inflation Linked Bond Fund for the period of April 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last 9 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$52	0.50%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

•  The Nuveen Inflation Linked Bond Fund returned 2.65% for Retirement Class Shares at net asset value (NAV) for the abbreviated nine-month reporting period ended December 31, 2024. The Fund performed in line with the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index, which returned 2.82%.

•  Top contributors to relative performance

»   Security selection within U.S. Treasuries.

»   Out‑of‑benchmark exposures to mortgage-backed securities and government agency securities.

»   Yield curve positioning.

•  Top detractors from relative performance

»   A small allocation to cash.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	9‑Month	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	2.65%	2.99%	2.36%	2.01%

Bloomberg U.S. Aggregate Bond Index	2.04%	1.25%	(0.33)%	1.35%

Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index	2.82%	3.09%	2.69%	2.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,916,600,424
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 5,274,605
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$2,916,600,424

Total number of portfolio holdings	53

Portfolio turnover (%)	30%

Total management fees paid for the year	$5,274,605

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Inflation-Linked Bond Fund to Nuveen Inflation Linked Bond Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio Manager Updates: Effective August 1, 2024, Nicholas Travaglino is no longer a portfolio manager of the Fund.
•
Change in fiscal and tax year end: Effective April 1, 2024, the Fund’s fiscal and tax year ends changed from March 31 to December 31. The Fund continued to follow its March 31 regulatory reporting schedule through September 30, 2024, after which it prepared this annual report for the 9‑month period ended December 31, 2024.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Inflation-Linked Bond Fund to Nuveen Inflation Linked Bond Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079557 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Inflation Linked Bond Fund
Class Name	Premier Class Shares
Trading Symbol	TIKPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Inflation Linked Bond Fund for the period of April 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last 9 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$43	0.42%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

•  The Nuveen Inflation Linked Bond Fund returned 2.65% for Premier Class Shares at net asset value (NAV) for the abbreviated nine-month reporting period ended December 31, 2024. The Fund performed in line with the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index, which returned 2.82%.

•  Top contributors to relative performance

»   Security selection within U.S. Treasuries.

»   Out‑of‑benchmark exposures to mortgage-backed securities and government agency securities.

»   Yield curve positioning.

•  Top detractors from relative performance

»   A small allocation to cash.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	9‑Month	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	2.65%	3.02%	2.44%	2.11%

Bloomberg U.S. Aggregate Bond Index	2.04%	1.25%	(0.33)%	1.35%

Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index	2.82%	3.09%	2.69%	2.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,916,600,424
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 5,274,605
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$2,916,600,424

Total number of portfolio holdings	53

Portfolio turnover (%)	30%

Total management fees paid for the year	$5,274,605

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Inflation-Linked Bond Fund to Nuveen Inflation Linked Bond Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio Manager Updates: Effective August 1, 2024, Nicholas Travaglino is no longer a portfolio manager of the Fund.
•
Change in fiscal and tax year end: Effective April 1, 2024, the Fund’s fiscal and tax year ends changed from March 31 to December 31. The Fund continued to follow its March 31 regulatory reporting schedule through September 30, 2024, after which it prepared this annual report for the 9‑month period ended December 31, 2024.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Inflation-Linked Bond Fund to Nuveen Inflation Linked Bond Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162550 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Inflation Linked Bond Fund
Class Name	Class I Shares
Trading Symbol	TIIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Inflation Linked Bond Fund for the period of April 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last 9 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$39	0.38%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

•  The Nuveen Inflation Linked Bond Fund returned 2.77% for Class I Shares at net asset value (NAV) for the abbreviated nine-month reporting period ended December 31, 2024. The Fund performed in line with the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index, which returned 2.82%.

•  Top contributors to relative performance

»   Security selection within U.S. Treasuries.

»   Out‑of‑benchmark exposures to mortgage-backed securities and government agency securities.

»   Yield curve positioning.

•  Top detractors from relative performance

»   A small allocation to cash.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	9‑month	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	2.77%	3.15%	2.51%	2.53%

Bloomberg U.S. Aggregate Bond Index	2.04%	1.25%	(0.33)%	1.41%

Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index	2.82%	3.09%	2.69%	2.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,916,600,424
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 5,274,605
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$2,916,600,424

Total number of portfolio holdings	53

Portfolio turnover (%)	30%

Total management fees paid for the year	$ 5,274,605

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Inflation-Linked Bond Fund to Nuveen Inflation Linked Bond Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio Manager Updates: Effective August 1, 2024, Nicholas Travaglino is no longer a portfolio manager of the Fund.
•
Change in fiscal and tax year end: Effective April 1, 2024, the Fund’s fiscal and tax year ends changed from March 31 to December 31. The Fund continued to follow its March 31 regulatory reporting schedule through September 30, 2024, after which it prepared this annual report for the 9‑month period ended December 31, 2024.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Inflation-Linked Bond Fund to Nuveen Inflation Linked Bond Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000202748 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Inflation Linked Bond Fund
Class Name	Class W Shares
Trading Symbol	TIIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class W Shares of the Nuveen Inflation Linked Bond Fund for the period of April 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last 9 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

•  The Nuveen Inflation Linked Bond Fund returned 3.06% for Class W Shares at net asset value (NAV) for the abbreviated nine-month reporting period ended December 31, 2024. The Fund performed in line with the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index, which returned 2.82%.

•  Top contributors to relative performance

»   Security selection within U.S. Treasuries.

»   Out‑of‑benchmark exposures to mortgage-backed securities and government agency securities.

»   Yield curve positioning.

•  Top detractors from relative performance

»   A small allocation to cash.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	9‑Month	1‑Year	5‑Year	Since Inception

Class W Shares at NAV	3.06%	3.53%	2.86%	3.36%

Bloomberg U.S. Aggregate Bond Index	2.04%	1.25%	(0.33)%	1.34%

Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index	2.82%	3.09%	2.69%	3.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,916,600,424
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 5,274,605
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$2,916,600,424

Total number of portfolio holdings	53

Portfolio turnover (%)	30%

Total management fees paid for the year	$5,274,605

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Inflation-Linked Bond Fund to Nuveen Inflation Linked Bond Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio Manager Updates: Effective August 1, 2024, Nicholas Travaglino is no longer a portfolio manager of the Fund.
•
Change in fiscal and tax year end: Effective April 1, 2024, the Fund’s fiscal and tax year ends changed from March 31 to December 31. The Fund continued to follow its March 31 regulatory reporting schedule through September 30, 2024, after which it prepared this annual report for the 9‑month period ended December 31, 2024.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Inflation-Linked Bond Fund to Nuveen Inflation Linked Bond Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014628 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Select Fund
Class Name	Class R6 Shares
Trading Symbol	TIREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Real Estate Securities Select Fund for the period of April 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last 9 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$51	0.50%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

•  The Nuveen Real Estate Securities Select Fund returned 6.74% for Class R6 Shares at net asset value (NAV) for the abbreviated nine-month reporting period ended December 31, 2024. The Fund outperformed the FTSE Nareit All Equity REITs Index, which returned 6.31%.

•  Top contributors to relative performance

»   Security selection in the health care sector, led by an underweight to Alexandria Real Estate Equities, Inc. and overweights to Welltower Inc. and Ventas, Inc.

»   An underweight allocation in the telecommunications REITs sector, led by underweights to Crown Castle Inc., SBA Communications Corporation and American Tower Corporation.

»   An underweight allocation in the timber REITs sector, led by an underweight to Weyerhaeuser Company.

•  Top detractors from relative performance

»   An overweight allocation in the industrial sector, including overweights to Prologis, Inc., Rexford Industrial Realty, Inc., Lineage, Inc. and Terreno Realty Corporation.

»   An underweight allocation in the specialty sector, including an underweight to Iron Mountain, Inc.

»   An overweight allocation in the manufactured homes sector, including overweights to Sun Communities, Inc. and Equity LifeStyle Properties, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	9‑Month	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	6.74%	5.31%	3.53%	6.26%

S&P 500® Index	13.08%	25.02%	14.53%	13.10%

FTSE Nareit All Equity REITs Index	6.31%	4.92%	3.29%	5.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,784,680,147
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 10,236,142
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$2,784,680,147

Total number of portfolio holdings	47

Portfolio turnover (%)	21%

Total management fees paid for the year	$10,236,142

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Real Estate Securities Fund to Nuveen Real Estate Securities Select Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•
Change in fiscal and tax year end: Effective April 1, 2024, the Fund’s fiscal and tax year ends changed from March 31 to December 31. The Fund continued to follow its March 31 regulatory reporting schedule through September 30, 2024, after which it prepared this annual report for the 9‑month period ended December 31, 2024.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Real Estate Securities Fund to Nuveen Real Estate Securities Select Fund.
•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014629 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Select Fund
Class Name	Class A Shares
Trading Symbol	TCREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Real Estate Securities Select Fund for the period of April 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last 9 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$80	0.78%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

•  The Nuveen Real Estate Securities Select Fund returned 6.52% for Class A Shares at net asset value (NAV) for the abbreviated nine-month reporting period ended December 31, 2024. The Fund performed in line with the FTSE Nareit All Equity REITs Index, which returned 6.31%.

•  Top contributors to relative performance

»   Security selection in the health care sector, led by an underweight to Alexandria Real Estate Equities, Inc. and overweights to Welltower Inc. and Ventas, Inc.

»   An underweight allocation in the telecommunications REITs sector, led by underweights to Crown Castle Inc., SBA Communications Corporation and American Tower Corporation.

»   An underweight allocation in the timber REITs sector, led by an underweight to Weyerhaeuser Company.

•  Top detractors from relative performance

»   An overweight allocation in the industrial sector, including overweights to Prologis, Inc., Rexford Industrial Realty, Inc., Lineage, Inc. and Terreno Realty Corporation.

»   An underweight allocation in the specialty sector, including an underweight to Iron Mountain, Inc.

»   An overweight allocation in the manufactured homes sector, including overweights to Sun Communities, Inc. and Equity LifeStyle Properties, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	9‑Month	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	6.52%	5.01%	3.24%	5.95%

Class A at maximum sales charge (Offering Price)	0.41%	(1.05)%	2.02%	5.32%

S&P 500® Index	13.08%	25.02%	14.53%	13.10%

FTSE Nareit All Equity REITs Index	6.31%	4.92%	3.29%	5.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,784,680,147
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 10,236,142
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$2,784,680,147

Total number of portfolio holdings	47

Portfolio turnover (%)	21%

Total management fees paid for the year	$10,236,142

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Real Estate Securities Fund to Nuveen Real Estate Securities Select Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•
Change in fiscal and tax year end: Effective April 1, 2024, the Fund’s fiscal and tax year ends changed from March 31 to December 31. The Fund continued to follow its March 31 regulatory reporting schedule through September 30, 2024, after which it prepared this annual report for the 9‑month period ended December 31, 2024.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.
•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Real Estate Securities Fund to Nuveen Real Estate Securities Select Fund.
•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000014630 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Select Fund
Class Name	Retirement Class Shares
Trading Symbol	TRRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Real Estate Securities Select Fund for the period of April 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last 9 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$77	0.75%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

•  The Nuveen Real Estate Securities Select Fund returned 6.59% for Retirement Class Shares at net asset value (NAV) for the abbreviated nine-month reporting period ended December 31, 2024. The Fund outperformed the FTSE Nareit All Equity REITs Index, which returned 6.31%.

•  Top contributors to relative performance

»   Security selection in the health care sector, led by an underweight to Alexandria Real Estate Equities, Inc. and overweights to Welltower Inc. and Ventas, Inc.

»   An underweight allocation in the telecommunications REITs sector, led by underweights to Crown Castle Inc., SBA Communications Corporation and American Tower Corporation.

»   An underweight allocation in the timber REITs sector, led by an underweight to Weyerhaeuser Company.

•  Top detractors from relative performance

»   An overweight allocation in the industrial sector, including overweights to Prologis, Inc., Rexford Industrial Realty, Inc., Lineage, Inc. and Terreno Realty Corporation.

»   An underweight allocation in the specialty sector, including an underweight to Iron Mountain, Inc.

»   An overweight allocation in the manufactured homes sector, including overweights to Sun Communities, Inc. and Equity LifeStyle Properties, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	9‑Month	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	6.59%	5.05%	3.28%	6.00%

S&P 500® Index	13.08%	25.02%	14.53%	13.10%

FTSE Nareit All Equity REITs Index	6.31%	4.92%	3.29%	5.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,784,680,147
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 10,236,142
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$2,784,680,147

Total number of portfolio holdings	47

Portfolio turnover (%)	21%

Total management fees paid for the year	$10,236,142

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Real Estate Securities Fund to Nuveen Real Estate Securities Select Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•
Change in fiscal and tax year end: Effective April 1, 2024, the Fund’s fiscal and tax year ends changed from March 31 to December 31. The Fund continued to follow its March 31 regulatory reporting schedule through September 30, 2024, after which it prepared this annual report for the 9‑month period ended December 31, 2024.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Real Estate Securities Fund to Nuveen Real Estate Securities Select Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079553 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Select Fund
Class Name	Premier Class Shares
Trading Symbol	TRRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Real Estate Securities Select Fund for the period of April 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last 9 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$67	0.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

•  The Nuveen Real Estate Securities Select Fund returned 6.65% for Premier Class Shares at net asset value (NAV) for the abbreviated nine-month reporting period ended December 31, 2024. The Fund outperformed the FTSE Nareit All Equity REITs Index, which returned 6.31%.

•  Top contributors to relative performance

»   Security selection in the health care sector, led by an underweight to Alexandria Real Estate Equities, Inc. and overweights to Welltower Inc. and Ventas, Inc.

»   An underweight allocation in the telecommunications REITs sector, led by underweights to Crown Castle Inc., SBA Communications Corporation and American Tower Corporation.

»   An underweight allocation in the timber REITs sector, led by an underweight to Weyerhaeuser Company.

•  Top detractors from relative performance

»   An overweight allocation in the industrial sector, including overweights to Prologis, Inc., Rexford Industrial Realty, Inc., Lineage, Inc. and Terreno Realty Corporation.

»   An underweight allocation in the specialty sector, including an underweight to Iron Mountain, Inc.

»   An overweight allocation in the manufactured homes sector, including overweights to Sun Communities, Inc. and Equity LifeStyle Properties, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	9‑Month	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	6.65%	5.13%	3.38%	6.10%

S&P 500® Index	13.08%	25.02%	14.53%	13.10%

FTSE Nareit All Equity REITs Index	6.31%	4.92%	3.29%	5.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,784,680,147
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 10,236,142
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$2,784,680,147

Total number of portfolio holdings	47

Portfolio turnover (%)	21%

Total management fees paid for the year	$10,236,142

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Real Estate Securities Fund to Nuveen Real Estate Securities Select Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•
Change in fiscal and tax year end: Effective April 1, 2024, the Fund’s fiscal and tax year ends changed from March 31 to December 31. The Fund continued to follow its March 31 regulatory reporting schedule through September 30, 2024, after which it prepared this annual report for the 9‑month period ended December 31, 2024.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Real Estate Securities Fund to Nuveen Real Estate Securities Select Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000162546 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Select Fund
Class Name	Class I Shares
Trading Symbol	TIRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Real Estate Securities Select Fund for the period of April 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the 9 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$64	0.62%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

•  The Nuveen Real Estate Securities Select Fund returned 6.69% for Class I Shares at net asset value (NAV) for the abbreviated nine-month reporting period ended December 31, 2024. The Fund outperformed the FTSE Nareit All Equity REITs Index, which returned 6.31%.

•  Top contributors to relative performance

»   Security selection in the health care sector, led by an underweight to Alexandria Real Estate Equities, Inc. and overweights to Welltower Inc. and Ventas, Inc.

»   An underweight allocation in the telecommunications REITs sector, led by underweights to Crown Castle Inc., SBA Communications Corporation and American Tower Corporation.

»   An underweight allocation in the timber REITs sector, led by an underweight to Weyerhaeuser Company.

•  Top detractors from relative performance

»   An overweight allocation in the industrial sector, including overweights to Prologis, Inc., Rexford Industrial Realty, Inc., Lineage, Inc. and Terreno Realty Corporation.

»   An underweight allocation in the specialty sector, including an underweight to Iron Mountain, Inc.

»   An overweight allocation in the manufactured homes sector, including overweights to Sun Communities, Inc. and Equity LifeStyle Properties, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	9‑Month	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	6.69%	5.24%	3.43%	6.51%

S&P 500® Index	13.08%	25.02%	14.53%	14.09%

FTSE Nareit All Equity REITs Index	6.31%	4.92%	3.29%	6.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,784,680,147
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 10,236,142
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$2,784,680,147

Total number of portfolio holdings	47

Portfolio turnover (%)	21%

Total management fees paid for the year	$10,236,142

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Real Estate Securities Fund to Nuveen Real Estate Securities Select Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•
Change in fiscal and tax year end: Effective April 1, 2024, the Fund’s fiscal and tax year ends changed from March 31 to December 31. The Fund continued to follow its March 31 regulatory reporting schedule through September 30, 2024, after which it prepared this annual report for the 9‑month period ended December 31, 2024.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Real Estate Securities Fund to Nuveen Real Estate Securities Select Fund.
•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

[1]	Annualized for period less than one year.
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